Investments (Additional Information) (Details) $ in Millions	Dec. 31, 2022 USD ($) Securities
Investments [Abstract]
Fair value of securities in unrealized loss position for less than twelve | $	$ 4.0
Number of position of securities in unrealized loss position for less than twelve | Securities	0